Unaudited Interim Condensed Consolidated Balance Sheets - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Non-current assets	€ 201,091	€ 196,685
Intangible assets	27,125	28,711
Right of use assets	42,595	41,603
Property, plant and equipment	113,505	112,435
Deferred tax assets	9,934	5,637
Other non-current assets	7,933	8,299
Current assets	341,480	424,660
Inventories	33,353	35,104
Trade receivables	33,669	23,912
Other current assets	65,082	74,079
Cash and cash equivalents	204,411	289,430
Assets classified as held for sale	4,966	2,134
TOTAL ASSETS	542,571	621,344
EQUITY
Share capital	20,834	20,755
Share premium	593,960	594,043
Other reserves	61,211	55,252
Retained earnings/(Accumulated deficit)	(450,253)	(306,974)
Loss for the period	(35,046)	(143,279)
TOTAL EQUITY	190,707	219,797
LIABILITIES
Non-current liabilities	110,821	124,156
Borrowings	74,216	87,227
Lease liabilities	27,882	28,163
Refund liabilities	6,211	6,635
Provisions	1,442	1,320
Deferred tax liabilities	971	694
Other liabilities	98	116
Current liabilities	241,043	277,392
Borrowings	21,195	11,580
Trade payables and accruals	69,152	41,491
Income tax liability	503	532
Tax and Employee-related liabilities	16,508	15,738
Lease liabilities	25,939	25,411
Contract liabilities	11,580	9,411
Refund liabilities	82,017	136,450
Provisions	12,650	31,257
Other liabilities	75	5,523
Liabilities classified as held for sale	1,423	0
TOTAL LIABILITIES	351,865	401,547
TOTAL EQUITY AND LIABILITIES	€ 542,571	€ 621,344